Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0001741739
Registrant Name	FlowStone Opportunity Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES